SCHEDULE OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventory		$ 33,578		$ 38,778	$ 50,189
Total Current Assets		47,691		55,920	73,832
Total Assets		88,449		75,204	89,105
Accrued tariffs		1,800		1,713	932
Total Current Liabilities		43,523		40,377	41,463
Total Liabilities		70,638		47,292	78,362
Total Equity		17,811	$ 31,609	27,912	10,743			$ 15,892
Cost of Goods Sold	$ 3,000	9,454	14,124	48,946	62,633
Gross Profit		3,051	4,667	15,446	23,618
Loss From Operations		(5,839)	(9,892)	(27,429)	(34,383)
Interest Expense		(4,760)	(3,856)	(16,015)	(6,979)
Total Other Income (Expense)		(4,528)	14,667	13,586	(6,317)
Income Before Taxes		(10,367)	4,775	(13,843)	(40,700)
Net Income		$ (10,367)	$ 4,775	$ (13,817)	$ (39,991)
Loss Per Share, basic		$ (0.17)	$ 0.11	$ (0.26)	$ (1.04)
Loss Per Share, diluted		$ (0.17)	$ 0.10	$ (0.26)	$ (1.04)
Change in Inventory		$ 5,200	$ (1,966)	$ 11,411	$ (22,732)
Change in Accrued Tariffs			117		433
Net Cash Used in Operating Activities		(3,395)	(3,838)	(17,706)	(45,696)
Retained Earnings		$ (51,906)	$ (22,947)	$ (41,539)	$ (27,722)	$ (27,722)	$ 12,269
Net Income per share - Basic		$ 0.17	$ (0.11)	$ 0.26	$ 1.04
Net Income per share – Diluted		$ 0.17	$ (0.10)	$ 0.26	$ 1.04
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventory					$ 49,846
Total Current Assets					73,489
Total Assets					88,761
Accrued tariffs
Total Current Liabilities					40,531
Total Liabilities					77,430
Total Equity					11,332
Cost of Goods Sold			$ 14,048		62,247
Gross Profit			4,743		24,004
Loss From Operations			(9,816)		(33,997)
Interest Expense			(3,815)		(6,945)
Total Other Income (Expense)					(6,283)
Income Before Taxes			4,892		(40,280)
Net Income			$ 4,892		$ (39,571)
Loss Per Share, basic			$ 0.11		$ (1.03)
Loss Per Share, diluted			$ 0.10		$ (1.03)
Change in Inventory					$ (22,719)
Change in Accrued Tariffs
Net Cash Used in Operating Activities					(45,696)
Retained Earnings			$ (22,241)		$ (27,133)	(27,133)	12,438
Net Income per share - Basic			$ (0.11)		$ 1.03
Net Income per share – Diluted			$ (0.10)		$ 1.03
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventory					$ 343
Total Current Assets					343
Total Assets					343
Accrued tariffs					932
Total Current Liabilities					932
Total Liabilities					932
Total Equity					(589)
Cost of Goods Sold			$ 76		386
Gross Profit			(76)		(386)
Loss From Operations			(76)		(386)
Interest Expense			(41)		(34)
Total Other Income (Expense)					(34)
Income Before Taxes			(117)		(420)
Net Income			$ (117)		$ (420)
Loss Per Share, basic			$ 0.0		$ (0.01)
Loss Per Share, diluted			$ 0.0		$ (0.01)
Change in Inventory					$ (13)
Change in Accrued Tariffs			$ 117		433
Net Cash Used in Operating Activities
Retained Earnings			$ (706)		$ (589)	$ (589)	$ (169)
Net Income per share - Basic			$ (0.0)		$ 0.01
Net Income per share – Diluted			$ (0.0)		$ 0.01